SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share - Additional Information (Details) shares in Millions	12 Months Ended
Dec. 31, 2018 shares
Accounting Policies [Abstract]
Potential dilutive ordinary shares	1.5